Warrants Liability - Additional information (Detail) - Series B1 Redeemable Convertible Preferred Stock Warrants [Member]	Feb. 16, 2011 $ / shares shares
Class of warrant or right, Date from which warrants or rights exercisable	Feb. 16, 2021
Class of warrant or right, Annual anniversary following the closing of an IPO from which warrants or rights exercisable	5 years
Series B1 Redeemable Convertible Preferred Stock [Member]
Class of warrant or right, Number of securities called by warrants or rights | shares	161,808
Temporary equity par or stated value per share | $ / shares	$ 0.01
Class of warrant or right, Exercise price of warrants or rights | $ / shares	$ 0.40171
Class of warrant or right, Warrants exercised during period | shares	161,808